Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Jin Medical International Ltd [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
OPERATING EXPENSES
General and administrative expenses	$ 428,080	$ 1,093,510	$ 587,490
OTHER INCOME
Interest income, net	187,333	104,441	27,448
Other income, net		31,505
EQUITY IN EARNINGS OF SUBSIDIARIES	1,432,044	4,633,491	3,438,272
NET INCOME	1,191,297	3,675,927	2,878,230
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 1,191,297	$ 3,675,927	$ 2,878,230